Average Annual Total Returns - FidelityAdvisorMidCapIIFund-AMCIZPRO - FidelityAdvisorMidCapIIFund-AMCIZPRO - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2025
Fidelity Advisor Mid Cap II Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.20%
Past 5 years	9.69%
Past 10 years	8.15%
Fidelity Advisor Mid Cap II Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.43%
Past 5 years	7.98%
Past 10 years	6.57%
Fidelity Advisor Mid Cap II Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.22%
Past 5 years	7.48%
Past 10 years	6.25%
Fidelity Advisor Mid Cap II Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.08%
Past 5 years	10.11%
Past 10 years	8.11%
Fidelity Advisor Mid Cap II Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.51%
Past 5 years	9.93%
Past 10 years	8.15%
Fidelity Advisor Mid Cap II Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.17%
Past 5 years	11.29%
Past 10 years	9.10%
Fidelity Advisor Mid Cap II Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.35%
Past 5 years	11.44%
Past 10 years	9.24%
SP004
Average Annual Return:
Past 1 year	13.93%
Past 5 years	10.34%
Past 10 years	9.68%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%